Investment Objectives and Goals	Sep. 19, 2025
VanEck Agribusiness ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Agribusiness ETF
VanEck Gold Miners
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Gold Miners ETF
VanEck Green Metals ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Green Metals ETF
VanEck Junior Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Junior Gold Miners ETF
VanEck Low Carbon Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Low Carbon Energy ETF
VanEck Natural Resources ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Natural Resources ETF
VanEck Office and Commercial REIT ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Office and Commercial REIT ETF
VanEck Oil Refiners ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Oil Refiners ETF
VanEck Oil Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Oil Services ETF
VanEck Rare Earth and Strategic Metals ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Rare Earth and Strategic Metals ETF
VanEck Steel ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Steel ETF
VanEck Uranium and Nuclear ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Uranium and Nuclear ETF